1. NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. NATURE OF OPERATIONS

Starboard Resources LLC was formed in Delaware on June 2, 2011 as a limited liability company to acquire, own, operate, produce, and develop oil and natural gas properties primarily in Texas and Oklahoma. On June 28, 2012, Starboard converted from a Delaware limited liability company to a Delaware C-Corporation and is now known as Starboard Resources, Inc. (“Starboard”). The membership units of Starboard Resources LLC were exchanged on a 1:1 basis for common shares of Starboard.

Starboard was capitalized on June 13, 2011 (the “Roll-up Date”) through the execution of a Securities Purchase and Exchange Agreement (the “Exchange Agreement”) between Longview Marquis Master Fund, L.P. (“Longview”), Summerview Marquis Fund, L.P. (“Summerview”), LMIF Investments, LLC (“LMIF”), SMF Investments, LLC (“SMF”), Summerline Capital Partners, LLC (“Summerline”), Giddings Oil and Gas LP (“Giddings”) and Giddings Investments LLC (“Giddings Investments”), which combined Giddings, Hunton Oil Partners LP (“Hunton”), ASYM Energy Fund III LP (“ASYM III”) and ImPetro Resources, LLC (“ImPetro”), including its wholly owned subsidiary, ImPetro Operating, LLC (“Operating”) (collectively the “Company”), in a roll-up transaction.

The Exchange Agreement required Giddings, Hunton and ASYM III to exchange substantially all of their assets and liabilities for 7,550,000 common shares of Starboard and required Starboard to perform a private placement of common shares at a price of at least $10.00 per share and receive net proceeds of at least $5,350,000 before placement costs. Through the private placement, Starboard issued 535,000 common shares at $10 per share, or $4,900,000 net of capital placement costs of $450,000, in June 2011. Additionally, as of the Roll-up Date, Giddings, Hunton and ASYM III (collectively the “Common Controlled Entities”) were deemed to be under common control through ASYM Energy Investments, LLC, which served as the management company for the Common Controlled Entities.

The Exchange Agreement also required ImPetro and Operating to exchange all of its member units for 3,570,000 common shares of Starboard and $1,150,000 of cash, which was distributed directly to the members of ImPetro. Additionally, Longview, Summerview and Giddings agreed to the cancellation of working interest participation rights and $11,000,000 in principal notes, of which $4,500,000 was held by Giddings as of the Roll-up Date.